Wells Fargo Income Opportunities FundPortfolio of investments —- January 31, 2020 (unaudited)

			Shares	Value
Common Stocks : 0.62%
Energy : 0.62%
Energy Equipment & Services : 0.62%
Bristow Group Incorporated (a)‡			102,490	$1,966,168
Bristow Group Incorporated (a)‡			72,732	1,395,291
				3,361,459

Materials : 0.00%
Chemicals : 0.00%
LyondellBasell Industries NV Class A			7	545

Total Common Stocks (Cost $13,273,810)				3,362,004

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 118.22%
Communication Services : 19.61%
Diversified Telecommunication Services : 1.15%
Level 3 Financing Incorporated	5.13%	5-1-2023	$1,595,000	1,602,497
Level 3 Financing Incorporated	5.38	8-15-2022	2,139,000	2,147,556
Level 3 Financing Incorporated	5.38	1-15-2024	1,125,000	1,138,590
Level 3 Financing Incorporated	5.63	2-1-2023	1,350,000	1,350,409
				6,239,052

Entertainment : 0.59%
Live Nation Entertainment Incorporated 144A	4.75	10-15-2027	100,000	102,880
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	2,450,000	2,532,320
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	525,000	559,125
				3,194,325

Media : 14.82%
CCO Holdings LLC 144A	4.00	3-1-2023	175,000	177,625
CCO Holdings LLC 144A	5.00	2-1-2028	375,000	392,771
CCO Holdings LLC	5.13	2-15-2023	2,266,000	2,288,660
CCO Holdings LLC 144A	5.13	5-1-2023	2,700,000	2,742,741
CCO Holdings LLC 144A	5.13	5-1-2027	750,000	783,750
CCO Holdings LLC	5.25	9-30-2022	2,048,000	2,068,869
CCO Holdings LLC 144A	5.38	5-1-2025	7,000,000	7,215,810
CCO Holdings LLC 144A	5.50	5-1-2026	325,000	339,625
CCO Holdings LLC 144A	5.75	2-15-2026	5,675,000	5,955,005
CCO Holdings LLC 144A	5.88	4-1-2024	2,350,000	2,425,388
CSC Holdings LLC 144A	5.38	7-15-2023	3,000,000	3,063,900
CSC Holdings LLC 144A	5.38	2-1-2028	1,125,000	1,192,500
CSC Holdings LLC 144A	5.50	5-15-2026	2,425,000	2,540,685
CSC Holdings LLC 144A	7.50	4-1-2028	2,150,000	2,446,055
CSC Holdings LLC 144A	7.75	7-15-2025	3,825,000	4,030,670
Diamond Sports Group LLC 144A	5.38	8-15-2026	375,000	373,538
Diamond Sports Group LLC 144A	6.63	8-15-2027	375,000	350,625
DISH Network Corporation	3.38	8-15-2026	3,125,000	3,033,356
Gray Television Incorporated 144A	5.13	10-15-2024	2,400,000	2,478,000
Gray Television Incorporated 144A	5.88	7-15-2026	6,700,000	7,009,875
Gray Television Incorporated 144A	7.00	5-15-2027	675,000	734,940
Lamar Media Corporation 144A%%	3.75	2-15-2028	2,175,000	2,189,529
Lamar Media Corporation 144A%%	4.00	2-15-2030	2,175,000	2,191,313
Lamar Media Corporation	5.75	2-1-2026	200,000	210,760
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	3,900,000	4,109,820
	Interest rate	Maturity date	Principal	Value
Media (continued)
Nielsen Finance LLC 144A	5.00%	4-15-2022	5,125,000	5,150,625
Outfront Media Capital Corporation 144A	4.63	3-15-2030	225,000	231,750
Outfront Media Capital Corporation	5.63	2-15-2024	960,000	979,824
QVC Incorporated %%	4.75	2-15-2027	400,000	403,883
Salem Media Group Incorporated 144A	6.75	6-1-2024	6,525,000	6,296,625
Scripps Escrow Incorporated 144A	5.88	7-15-2027	400,000	419,000
Terrier Media Buyer Incorporated 144A	8.88	12-15-2027	225,000	231,750
The E.W. Scripps Company 144A	5.13	5-15-2025	6,194,000	6,348,850
				80,408,117

Wireless Telecommunication Services : 3.05%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	1,325,000	1,402,844
Sprint Capital Corporation	6.88	11-15-2028	375,000	381,563
Sprint Capital Corporation	8.75	3-15-2032	1,975,000	2,187,313
Sprint Communications Incorporated 144A	7.00	3-1-2020	200,000	200,620
Sprint Communications Incorporated	7.00	8-15-2020	380,000	386,726
T-Mobile USA Incorporated	4.00	4-15-2022	1,075,000	1,104,563
T-Mobile USA Incorporated	4.50	2-1-2026	475,000	488,504
T-Mobile USA Incorporated	4.75	2-1-2028	900,000	957,375
T-Mobile USA Incorporated	5.13	4-15-2025	775,000	798,103
T-Mobile USA Incorporated	5.38	4-15-2027	2,250,000	2,401,875
T-Mobile USA Incorporated	6.00	3-1-2023	600,000	610,968
T-Mobile USA Incorporated	6.00	4-15-2024	275,000	283,078
T-Mobile USA Incorporated	6.38	3-1-2025	3,050,000	3,148,180
T-Mobile USA Incorporated	6.50	1-15-2024	140,000	143,675
T-Mobile USA Incorporated	6.50	1-15-2026	1,900,000	2,026,255
				16,521,642

Consumer Discretionary : 16.73%
Auto Components : 3.29%
Allison Transmission Incorporated 144A	4.75	10-1-2027	1,695,000	1,757,384
Allison Transmission Incorporated 144A	5.00	10-1-2024	8,475,000	8,634,076
Allison Transmission Incorporated 144A	5.88	6-1-2029	1,050,000	1,146,290
Cooper Tire & Rubber Company	7.63	3-15-2027	5,190,000	5,987,963
Panther BF Aggregator 2 LP 144A	6.25	5-15-2026	325,000	348,596
				17,874,309

Diversified Consumer Services : 3.19%
Carriage Services Incorporated 144A	6.63	6-1-2026	3,255,000	3,466,575
Service Corporation International	4.63	12-15-2027	1,325,000	1,385,486
Service Corporation International	5.38	5-15-2024	75,000	76,852
Service Corporation International	7.50	4-1-2027	8,700,000	10,570,500
Service Corporation International	8.00	11-15-2021	1,635,000	1,798,500
				17,297,913

Hotels, Restaurants & Leisure : 3.14%
CCM Merger Incorporated 144A	6.00	3-15-2022	8,475,000	8,602,125
Hilton Domestic Operating Company Incorporated	4.88	1-15-2030	375,000	396,563
Hilton Domestic Operating Company Incorporated	5.13	5-1-2026	1,175,000	1,230,460
KFC Holding Company 144A	5.00	6-1-2024	2,075,000	2,134,656
Wyndham Hotels & Resorts Company 144A	5.38	4-15-2026	4,025,000	4,211,156
Yum! Brands Incorporated 144A	4.75	1-15-2030	450,000	479,924
				17,054,884

Specialty Retail : 5.94%
Asbury Automotive Group Incorporated	6.00	12-15-2024	7,200,000	7,416,000
Group 1 Automotive Incorporated	5.00	6-1-2022	2,259,000	2,270,295
Group 1 Automotive Incorporated 144A	5.25	12-15-2023	3,275,000	3,365,063
	Interest rate	Maturity date	Principal	Value
Specialty Retail (continued)
Lithia Motors Incorporated 144A	5.25%	8-1-2025	6,725,000	6,943,563
Lithia Motors Incorporated 144A	4.63	12-15-2027	400,000	409,000
Penske Auto Group Incorporated	3.75	8-15-2020	1,045,000	1,049,572
Penske Auto Group Incorporated	5.38	12-1-2024	5,400,000	5,541,750
Penske Auto Group Incorporated	5.75	10-1-2022	2,325,000	2,349,413
Sonic Automotive Incorporated	6.13	3-15-2027	2,699,000	2,859,064
				32,203,720

Textiles, Apparel & Luxury Goods : 1.17%
Levi Strauss & Company	5.00	5-1-2025	200,000	206,276
The William Carter Company 144A	5.63	3-15-2027	2,450,000	2,608,895
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	3,400,000	3,510,500
				6,325,671

Consumer Staples : 1.73%
Beverages : 0.22%
Cott Beverages Incorporated 144A	5.50	4-1-2025	1,125,000	1,167,188

Food & Staples Retailing : 0.17%
Albertsons Companies Incorporated 144A	4.63	1-15-2027	450,000	456,246
Albertsons Companies Incorporated 144A%%	4.88	2-15-2030	450,000	462,375
				918,621

Food Products : 1.12%
Darling Ingredients Incorporated 144A	5.25	4-15-2027	975,000	1,028,625
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	375,000	393,750
Pilgrim's Pride Corporation 144A	5.75	3-15-2025	2,360,000	2,424,900
Pilgrim's Pride Corporation 144A	5.88	9-30-2027	400,000	424,280
Prestige Brands Incorporated 144A	5.13	1-15-2028	400,000	418,000
Prestige Brands Incorporated 144A	6.38	3-1-2024	660,000	680,625
US Foods Incorporated 144A	5.88	6-15-2024	670,000	685,162
				6,055,342

Household Products : 0.22%
Central Garden & Pet Company	5.13	2-1-2028	400,000	415,000
Spectrum Brands Incorporated	5.75	7-15-2025	775,000	805,031
				1,220,031

Energy : 21.59%
Energy Equipment & Services : 4.21%
Bristow Group Incorporated (a)†	6.25	10-15-2022	9,325,000	0
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	2,875,000	1,408,750
Era Group Incorporated	7.75	12-15-2022	4,820,000	4,892,300
Hilcorp Energy Company 144A	5.00	12-1-2024	3,100,000	2,821,000
Hilcorp Energy Company 144A	5.75	10-1-2025	4,195,000	3,792,993
Hilcorp Energy Company 144A	6.25	11-1-2028	1,450,000	1,290,500
NGPL PipeCo LLC 144A	4.38	8-15-2022	850,000	885,685
NGPL PipeCo LLC 144A	7.77	12-15-2037	1,000,000	1,321,890
Oceaneering International Incorporated	6.00	2-1-2028	4,350,000	4,165,125
USA Compression Partners LP	6.88	4-1-2026	2,150,000	2,236,000
				22,814,243

	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels : 17.38%
Antero Midstream Partners LP 144A	5.75%	1-15-2028	$5,225,000	$4,063,483
Antero Resources Corporation	5.38	11-1-2021	1,050,000	1,002,750
Archrock Partners LP	6.00	10-1-2022	1,650,000	1,652,063
Archrock Partners LP 144A	6.25	4-1-2028	400,000	411,500
Archrock Partners LP 144A	6.88	4-1-2027	1,375,000	1,466,719
Buckeye Partners LP	5.85	11-15-2043	3,425,000	3,188,483
Carrizo Oil & Gas Incorporated	8.25	7-15-2025	2,292,000	2,338,459
Carrizo Oil & Gas Incorporated	6.25	4-15-2023	700,000	701,750
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	2,200,000	2,451,324
Cheniere Energy Partners LP 144A	4.50	10-1-2029	1,075,000	1,093,813
Cheniere Energy Partners LP	5.25	10-1-2025	9,575,000	9,862,250
Cheniere Energy Partners LP	5.63	10-1-2026	1,325,000	1,387,940
Denbury Resources Incorporated	6.38	12-31-2024	1,713,000	1,040,316
Denbury Resources Incorporated 144A	7.75	2-15-2024	2,399,000	1,925,198
Denbury Resources Incorporated 144A	9.00	5-15-2021	3,550,000	3,337,000
Denbury Resources Incorporated 144A	9.25	3-31-2022	1,362,000	1,190,900
EnLink Midstream Partners LP	4.15	6-1-2025	200,000	184,500
EnLink Midstream Partners LP	4.40	4-1-2024	2,075,000	1,981,106
EnLink Midstream Partners LP	4.85	7-15-2026	2,275,000	2,081,625
EnLink Midstream Partners LP	5.05	4-1-2045	2,500,000	1,875,000
EnLink Midstream Partners LP	5.38	6-1-2029	4,725,000	4,276,125
EnLink Midstream Partners LP	5.45	6-1-2047	375,000	296,250
Enviva Partners LP 144A	6.50	1-15-2026	2,775,000	2,960,287
Gulfport Energy Corporation	6.00	10-15-2024	6,090,000	3,356,808
Indigo Natural Resources LLC 144A	6.88	2-15-2026	1,625,000	1,486,875
Kinder Morgan Incorporated	6.50	9-15-2020	1,155,000	1,187,108
Kinder Morgan Incorporated	7.42	2-15-2037	1,820,000	2,292,470
MPLX LP 144A	5.25	1-15-2025	1,150,000	1,208,516
MPLX LP 144A	6.38	5-1-2024	725,000	754,612
Murphy Oil Corporation	4.75	9-15-2029	200,000	209,000
Murphy Oil Corporation	5.75	8-15-2025	360,000	370,577
Murphy Oil Corporation	5.88	12-1-2027	400,000	410,000
Murphy Oil Corporation	6.88	8-15-2024	1,600,000	1,668,000
Rockies Express Pipeline LLC 144A	3.60	5-15-2025	2,200,000	2,215,598
Rockies Express Pipeline LLC 144A	4.80	5-15-2030	2,200,000	2,162,380
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	5,495,000	5,522,475
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	2,525,000	2,694,175
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	1,150,000	1,269,522
Southern Star Central Corporation 144A	5.13	7-15-2022	3,062,000	3,097,838
Southwestern Energy Company	6.20	1-23-2025	75,000	62,438
Southwestern Energy Company	7.50	4-1-2026	750,000	626,025
Southwestern Energy Company	7.75	10-1-2027	2,650,000	2,199,500
Summit Midstream Holdings LLC	5.75	4-15-2025	500,000	384,585
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	7,925,000	8,004,409
Ultra Resources Incorporated 144A	7.13	4-15-2025	8,900,000	600,750
Whiting Petroleum Corporation	1.25	4-1-2020	1,750,000	1,730,347
				94,282,849

Financials : 6.59%
Banks : 0.07%
Citigroup Incorporated	4.13	3-9-2021	115,000	116,840
Citigroup Incorporated	6.13	3-9-2028	205,000	244,064
				360,904

Capital Markets : 0.02%
AG Issuer LLC 144A%%	6.25	3-1-2028	125,000	125,000

Consumer Finance : 2.61%
Ally Financial Incorporated	7.50	9-15-2020	300,000	307,928
Ally Financial Incorporated	8.00	3-15-2020	3,016,000	3,034,850
FirstCash Incorporated 144A	5.38	6-1-2024	2,985,000	3,078,281
	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Navient Corporation	8.00%	3-25-2020	907,000	913,349
Springleaf Finance Corporation	5.38	11-15-2029	1,925,000	2,001,808
Springleaf Finance Corporation	6.63	1-15-2028	350,000	393,750
Springleaf Finance Corporation	7.13	3-15-2026	2,425,000	2,782,324
Springleaf Finance Corporation	8.25	12-15-2020	75,000	78,319
Springleaf Finance Corporation	8.25	10-1-2023	1,342,000	1,560,075
				14,150,684

Diversified Financial Services : 1.90%
Jefferies Finance LLC 144A	6.25	6-3-2026	2,225,000	2,341,813
LPL Holdings Incorporated 144A	5.75	9-15-2025	7,650,000	7,975,125
				10,316,938

Insurance : 1.99%
AmWINS Group Incorporated 144A	7.75	7-1-2026	3,675,000	4,011,832
HUB International Limited 144A	7.00	5-1-2026	2,900,000	2,986,855
NFP Corporation 144A	6.88	7-15-2025	875,000	889,884
USI Incorporated 144A	6.88	5-1-2025	2,827,000	2,897,732
				10,786,303

Health Care : 10.02%
Health Care Equipment & Supplies : 1.49%
Hill-Rom Holdings Incorporated 144A	4.38	9-15-2027	753,000	768,478
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	975,000	1,007,906
Hologic Incorporated 144A	4.38	10-15-2025	4,700,000	4,786,151
Hologic Incorporated 144A	4.63	2-1-2028	475,000	499,750
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	1,000,000	1,014,170
				8,076,455

Health Care Providers & Services : 6.60%
Acadia Healthcare Company Incorporated	5.13	7-1-2022	190,000	190,238
Acadia Healthcare Company Incorporated	6.50	3-1-2024	310,000	319,203
Centene Corporation 144A	5.38	6-1-2026	1,425,000	1,515,844
Centene Corporation 144A	5.38	8-15-2026	350,000	371,438
Centene Corporation	6.13	2-15-2024	650,000	671,125
Community Health Systems Incorporated 144A%%	6.63	2-15-2025	2,400,000	2,424,432
Davita Incorporated	5.00	5-1-2025	2,125,000	2,178,125
Encompass Health Corporation	4.50	2-1-2028	400,000	412,016
Encompass Health Corporation	4.75	2-1-2030	400,000	416,000
Encompass Health Corporation	5.75	11-1-2024	102,000	103,247
HealthSouth Corporation	5.75	9-15-2025	1,725,000	1,794,000
MEDNAX Incorporated 144A	5.25	12-1-2023	1,220,000	1,244,400
MEDNAX Incorporated 144A	6.25	1-15-2027	1,075,000	1,095,156
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	6,900,000	6,683,478
MPT Operating Partnership LP	4.63	8-1-2029	875,000	915,469
MPT Operating Partnership LP	5.00	10-15-2027	2,275,000	2,391,480
MPT Operating Partnership LP	5.25	8-1-2026	3,200,000	3,356,000
MPT Operating Partnership LP	6.38	3-1-2024	515,000	531,624
NVA Holdings Company 144A	6.88	4-1-2026	425,000	459,000
Polaris Intermediate Corporation 144A	8.50	12-1-2022	1,200,000	1,119,600
Select Medical Corporation 144A	6.25	8-15-2026	2,625,000	2,831,929
Tenet Healthcare Corporation	4.63	7-15-2024	614,000	629,350
Tenet Healthcare Corporation 144A	4.88	1-1-2026	2,950,000	3,068,000
Tenet Healthcare Corporation 144A	5.13	11-1-2027	650,000	684,125
Vizient Incorporated 144A	6.25	5-15-2027	375,000	404,214
				35,809,493

	Interest rate	Maturity date	Principal	Value
Health Care Technology : 1.25%
Change Healthcare Holdings Incorporated 144A	5.75%	3-1-2025	6,300,000	6,416,424
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	375,000	392,344
				6,808,768

Life Sciences Tools & Services : 0.29%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	800,000	851,000
Charles River Laboratories Incorporated 144A	4.25	5-1-2028	250,000	253,645
Ortho-Clinical Diagnostics Incorporated 144A	7.25	2-1-2028	450,000	457,934
				1,562,579

Pharmaceuticals : 0.39%
Bausch Health Companies Incorporated 144A	5.00	1-30-2028	750,000	759,375
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	750,000	764,063
Bausch Health Companies Incorporated 144A	5.75	8-15-2027	175,000	187,233
Bausch Health Companies Incorporated 144A	7.00	1-15-2028	350,000	379,099
				2,089,770

Industrials : 10.28%
Aerospace & Defense : 1.54%
BBA US Holdings Incorporated 144A	4.00	3-1-2028	1,625,000	1,607,235
BBA US Holdings Incorporated 144A	5.38	5-1-2026	4,350,000	4,498,357
Moog Incorporated 144A	4.25	12-15-2027	400,000	410,060
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	1,800,000	1,840,230
				8,355,882

Air Freight & Logistics : 0.23%
Cargo Aircraft Management Company 144A	4.75	2-1-2028	1,225,000	1,243,424

Airlines : 0.43%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	2,190,000	2,306,654

Commercial Services & Supplies : 5.45%
ACCO Brands Corporation 144A	5.25	12-15-2024	725,000	750,375
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	6,150,000	6,405,225
Covanta Holding Corporation	5.88	3-1-2024	4,500,000	4,578,750
Covanta Holding Corporation	5.88	7-1-2025	1,500,000	1,555,781
Covanta Holding Corporation	6.00	1-1-2027	375,000	390,000
IAA Spinco Incorporated 144A	5.50	6-15-2027	3,650,000	3,873,198
KAR Auction Services Incorporated 144A	5.13	6-1-2025	11,725,000	12,027,857
				29,581,186

Machinery : 1.54%
Harsco Corporation 144A	5.75	7-31-2027	125,000	127,813
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	3,600,000	3,942,000
Trimas Corporation 144A	4.88	10-15-2025	4,175,000	4,279,375
				8,349,188

Trading Companies & Distributors : 1.09%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	5,575,000	5,918,810

Information Technology : 10.47%
Communications Equipment : 0.55%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	1,550,000	1,479,289
	Interest rate	Maturity date	Principal	Value
Communications Equipment (continued)
CommScope Technologies Finance LLC 144A	8.25%	3-1-2027	$1,450,000	$1,489,875
				2,969,164

IT Services : 3.65%
Alliance Data Systems Corporation 144A	4.75	12-15-2024	1,000,000	997,050
Cardtronics Incorporated 144A	5.50	5-1-2025	6,450,000	6,675,750
Gartner Incorporated 144A	5.13	4-1-2025	5,250,000	5,457,795
Infor US Incorporated	6.50	5-15-2022	875,000	878,448
Zayo Group LLC 144A	5.75	1-15-2027	1,350,000	1,378,553
Zayo Group LLC	6.38	5-15-2025	4,326,000	4,421,172
				19,808,768

Software : 1.72%
CDK Global Incorporated	4.88	6-1-2027	425,000	447,313
CDK Global Incorporated	5.00	10-15-2024	1,050,000	1,145,151
CDK Global Incorporated 144A	5.25	5-15-2029	350,000	374,500
CDK Global Incorporated	5.88	6-15-2026	650,000	690,625
Fair Isaac Corporation 144A	4.00	6-15-2028	400,000	407,000
Fair Isaac Corporation 144A	5.25	5-15-2026	2,375,000	2,618,438
IQVIA Incorporated 144A	5.00	5-15-2027	725,000	764,904
SS&C Technologies Incorporated 144A	5.50	9-30-2027	1,625,000	1,718,925
Symantec Corporation 144A	5.00	4-15-2025	1,150,000	1,174,441
				9,341,297

Technology Hardware, Storage & Peripherals : 4.55%
Dell International LLC 144A	5.88	6-15-2021	3,390,000	3,422,205
Dell International LLC 144A	7.13	6-15-2024	10,175,000	10,696,469
NCR Corporation	6.38	12-15-2023	10,268,000	10,527,575
				24,646,249

Materials : 5.96%
Chemicals : 0.12%
Valvoline Incorporated	5.50	7-15-2024	625,000	647,656

Containers & Packaging : 5.37%
Ball Corporation	4.00	11-15-2023	250,000	264,325
Ball Corporation	4.88	3-15-2026	1,100,000	1,204,500
Ball Corporation	5.25	7-1-2025	630,000	705,600
Berry Global Incorporated 144A	4.88	7-15-2026	1,000,000	1,044,852
Berry Global Incorporated	5.13	7-15-2023	700,000	712,264
Berry Global Incorporated 144A	5.63	7-15-2027	350,000	371,438
Berry Global Incorporated	6.00	10-15-2022	375,000	381,563
Crown Americas Capital Corporation VI	4.75	2-1-2026	1,700,000	1,765,875
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	3,475,000	4,109,188
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	4,350,000	4,366,313
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	950,000	966,962
Owens-Brockway Packaging Incorporated 144A	5.38	1-15-2025	925,000	983,969
Owens-Brockway Packaging Incorporated 144A	5.88	8-15-2023	1,300,000	1,389,375
Owens-Brockway Packaging Incorporated 144A	6.38	8-15-2025	4,350,000	4,850,250
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	1,451,000	1,485,461
Sealed Air Corporation 144A	5.13	12-1-2024	2,350,000	2,538,000
Silgan Holdings Incorporated 144A	4.13	2-1-2028	2,025,000	2,012,850
				29,152,785

Metals & Mining : 0.32%
Indalex Holdings Corporation (a)	11.50	2-1-2020	5,869,098	0
	Interest rate	Maturity date	Principal	Value
Metals & Mining (continued)
Kaiser Aluminum Corporation 144A	4.63%	3-1-2028	$800,000	$816,000
Novelis Corporation 144A	5.88	9-30-2026	850,000	901,000
				1,717,000

Paper & Forest Products : 0.15%
Clearwater Paper Corporation 144A	5.38	2-1-2025	798,000	829,920

Real Estate : 7.29%
Equity REITs : 7.29%
CoreCivic Incorporated	4.63	5-1-2023	800,000	796,000
CoreCivic Incorporated	5.00	10-15-2022	2,325,000	2,383,125
Crown Castle International Corporation	5.25	1-15-2023	4,385,000	4,796,842
Equinix Incorporated	5.88	1-15-2026	2,450,000	2,597,000
ESH Hospitality Incorporated 144A	4.63	10-1-2027	1,125,000	1,130,625
ESH Hospitality Incorporated 144A	5.25	5-1-2025	7,800,000	7,995,000
Iron Mountain Incorporated 144A	4.38	6-1-2021	1,000,000	1,003,750
Iron Mountain Incorporated 144A	5.38	6-1-2026	2,175,000	2,262,000
Iron Mountain Incorporated	6.00	8-15-2023	5,185,000	5,295,181
SBA Communications Corporation 144A%%	3.88	2-15-2027	875,000	887,031
SBA Communications Corporation	4.00	10-1-2022	300,000	305,250
SBA Communications Corporation	4.88	7-15-2022	1,485,000	1,503,860
The Geo Group Incorporated	5.13	4-1-2023	1,874,000	1,766,245
The Geo Group Incorporated	5.88	1-15-2022	2,595,000	2,562,563
The Geo Group Incorporated	5.88	10-15-2024	2,925,000	2,712,938
The Geo Group Incorporated	6.00	4-15-2026	1,760,000	1,566,400
				39,563,810

Utilities : 7.95%
Electric Utilities : 1.14%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	2,150,000	2,241,848
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	350,000	364,438
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	3,450,000	3,597,850
				6,204,136

Gas Utilities : 0.60%
AmeriGas Partners LP	5.63	5-20-2024	200,000	212,540
AmeriGas Partners LP	5.75	5-20-2027	2,250,000	2,458,125
Suburban Propane Partners LP	5.88	3-1-2027	575,000	592,250
				3,262,915

Independent Power & Renewable Electricity Producers : 6.21%
NSG Holdings LLC 144A	7.75	12-15-2025	7,161,935	8,003,463
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	11,518,000	11,834,745
TerraForm Global Operating LLC 144A	6.13	3-1-2026	2,800,000	2,919,000
TerraForm Power Operating LLC 144A	4.25	1-31-2023	7,225,000	7,426,361
TerraForm Power Operating LLC 144A	4.75	1-15-2030	1,000,000	1,053,800
TerraForm Power Operating LLC 144A	5.00	1-31-2028	2,250,000	2,430,000
				33,667,369

Total Corporate Bonds and Notes (Cost $638,313,511)				641,231,014

	Interest rate	Maturity date	Principal	Value
Loans : 7.75%
Communication Services : 1.58%
Media : 1.58%
Ancestry.com Incorporated (1 Month LIBOR +4.25%) ±	5.90%	8-27-2026	$7,692,718	$7,286,927
Hubbard Radio LLC (1 Month LIBOR +3.50%) ±	5.15	3-28-2025	1,280,085	1,279,022
				8,565,949

Consumer Discretionary : 1.71%
Hotels, Restaurants & Leisure : 1.71%
CCM Merger Incorporated (1 Month LIBOR +2.25%) ±	3.90	8-8-2021	606,298	606,680
Montreign Operating Company LLC (1 Month LIBOR +8.25%) ±	10.16	1-24-2023	9,944,754	8,685,052
				9,291,732

Consumer Staples : 0.09%
Food Products : 0.09%
Atkins Nutritionals Holdings II Incorporated (1 Month LIBOR +3.75%) ±‡	5.43	7-7-2024	464,130	468,772

Energy : 1.08%
Oil, Gas & Consumable Fuels : 1.08%
Encino Acquisition Partners Holdings LLC (1 Month LIBOR +6.75%) ±	8.40	10-29-2025	1,225,000	853,421
EPIC Crude Services LP (3 Month LIBOR +5.00%) ±	7.04	3-2-2026	3,850,000	3,718,446
Ultra Resources Incorporated (1 Month LIBOR +4.00%) ±	5.65	4-12-2024	2,185,913	1,272,748
				5,844,615

Financials : 2.25%
Capital Markets : 1.04%
Nexus Buyer LLC (1 Month LIBOR +3.75%) ±	5.45	11-9-2026	1,425,000	1,439,692
Victory Capital Management Incorporated (1 Month LIBOR +2.50%) ±	4.10	7-1-2026	4,173,909	4,198,953
				5,638,645

Diversified Financial Services : 0.86%
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) ±‡	9.28	4-30-2023	2,110,000	2,104,725
Stonepeak Lonestar Holdings LLC (3 Month LIBOR +4.50%) ±‡	6.34	10-19-2026	2,544,750	2,557,474
				4,662,199

Insurance : 0.35%
HUB International Limited (3 Month LIBOR +4.00%) ±<	5.90	4-25-2025	1,450,000	1,459,976
USI Incorporated (3 Month LIBOR +4.00%) ±‡	5.94	12-2-2026	450,000	452,534
				1,912,510

Industrials : 0.34%
Commercial Services & Supplies : 0.34%
Advantage Sales & Marketing LLC (1 Month LIBOR +6.50%) ±	8.15	7-25-2022	2,025,000	1,841,312

	Interest rate	Maturity date	Principal	Value
Information Technology : 0.40%
Software : 0.40%
Emerald Topco Incorporated (1 Month LIBOR +3.50%) ±	5.15%	7-24-2026	$2,144,625	$2,152,003

Materials : 0.30%
Containers & Packaging : 0.22%
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.40	2-5-2023	1,184,733	1,185,681

Paper & Forest Products : 0.08%
Clearwater Paper Corporation (1 Month LIBOR +3.25%) ±‡	5.00	7-26-2026	475,000	476,188

Total Loans (Cost $44,849,038)				42,039,606

	Dividend yield		Shares
Preferred Stocks : 1.28%
Energy : 1.28%
Energy Equipment & Services : 1.28%
Bristow Group Incorporated 144A¥(a)‡	10.00%		29,808	1,156,491
Bristow Group Incorporated ¥(a)‡	10.00		148,407	5,757,895
				6,914,386

Total Preferred Stocks (Cost $5,397,563)				6,914,386

		Expiration date
Rights : 0.10%
Utilities : 0.10%
Independent Power & Renewable Electricity Producers : 0.10%
Vistra Energy Corporation †		12-31-2046	559,650	559,650

Total Rights (Cost $582,794)				559,650

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 11.88%
Communication Services : 1.33%
Diversified Telecommunication Services : 0.42%
Intelsat Luxembourg SA	8.13	6-1-2023	$2,850,000	1,154,250
Telesat Canada Incorporated 144A	6.50	10-15-2027	1,075,000	1,126,063
				2,280,313

Media : 0.91%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	4,000,000	4,070,459
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	850,000	851,275
				4,921,734

Energy : 2.91%
Energy Equipment & Services : 0.58%
Valaris plc	5.75	10-1-2044	7,652,000	3,156,450

Oil, Gas & Consumable Fuels : 2.33%
Baytex Energy Corporation 144A	5.63	6-1-2024	3,700,000	3,413,250
	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Baytex Energy Corporation 144A%%	8.75%	4-1-2027	$6,475,000	$6,305,031
Griffin Coal Mining Company Limited 144A†(a)	9.50	12-1-2016	1,396,100	0
Griffin Coal Mining Company Limited †(a)	9.50	12-1-2016	191,090	0
Rockpoint Gas Storage Canada Limited 144A	7.00	3-31-2023	2,950,000	2,881,781
				12,600,062

Financials : 2.56%
Banks : 0.08%
Intelsat Connect Finance Company 144A	9.50	2-15-2023	825,000	437,250

Diversified Financial Services : 2.48%
Intelsat Jackson Holdings SA	5.50	8-1-2023	9,440,000	7,717,200
Intelsat Jackson Holdings SA 144A	8.00	2-15-2024	225,000	230,249
Intelsat Jackson Holdings SA 144A	8.50	10-15-2024	3,400,000	2,873,000
Sensata Technologies UK Financing Company plc 144A	6.25	2-15-2026	1,225,000	1,286,434
Trivium Packaging Finance BV 144A	5.50	8-15-2026	800,000	843,000
Trivium Packaging Finance BV 144A	8.50	8-15-2027	475,000	522,500
				13,472,383

Health Care : 2.99%
Pharmaceuticals : 2.99%
Bausch Health Companies Incorporated 144A	5.50	3-1-2023	1,632,000	1,636,080
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	925,000	958,143
Bausch Health Companies Incorporated 144A	5.88	5-15-2023	484,000	488,235
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	3,875,000	3,985,903
Bausch Health Companies Incorporated 144A	6.50	3-15-2022	525,000	534,744
Bausch Health Companies Incorporated 144A	7.00	3-15-2024	1,100,000	1,140,370
Bausch Health Companies Incorporated 144A	7.25	5-30-2029	175,000	196,110
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	925,000	1,046,406
Teva Pharmaceutical Finance Netherlands III BV	4.10	10-1-2046	1,750,000	1,343,125
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	4,675,000	4,869,012
				16,198,128

Industrials : 1.78%
Commercial Services & Supplies : 1.63%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	8,500,000	8,829,375

Electrical Equipment : 0.15%
Sensata Technologies BV 144A	5.00	10-1-2025	770,000	833,525

Materials : 0.31%
Containers & Packaging : 0.31%
Ardagh Packaging Finance plc 144A	4.25	9-15-2022	600,000	607,500
OI European Group BV 144A	4.00	3-15-2023	1,075,000	1,091,125
				1,698,625

Total Yankee Corporate Bonds and Notes (Cost $68,738,641)				64,427,845

	Yield		Shares
Short-Term Investments : 4.29%
Investment Companies : 4.29%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.51%		23,269,986	23,269,986

Total Short-Term Investments (Cost $23,269,986)				23,269,986

Total investments in securities (Cost $794,425,343)	144.14%			781,804,491
Other assets and liabilities, net	(44.14)			(239,409,509)

Total net assets	100.00%			$542,394,982

(a)			The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡			Security is valued using significant unobservable inputs.
144A			The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%			The security is purchased on a when-issued basis.
†			Non-income-earning security
±			Variable rate investment. The rate shown is the rate in effect at period end.
<			All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
¥

A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both. The rate shown is the rate in effect at period end.

(l)			The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)			The rate represents the 7-day annualized yield at period end.
##			All or a portion of this security is segregated for when-issued securities and/or unfunded loans.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

13

1

Investments in Affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	6,406,889	164,887,062	(148,023,965)	23,269,986	$23,269,986	4.29%

1

Wells Fargo Income Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined  in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate.  On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis.  The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities.  Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date.  Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread.  Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.  When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower.  As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement.  Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of January 31, 2020, the Fund had unfunded loan commitments of $961,875.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Energy	$0	$0	$3,361,459	$3,361,459
Materials	545	0	0	545
Corporate bonds and notes	0	641,070,686	0	641,070,686
Loans	0	35,979,913	6,059,693	42,039,606
Preferred stocks
Energy	0	0	6,914,386	6,914,386
Rights
Utilities	0	559,650	0	559,650
Yankee corporate bonds and notes	0	64,588,173	0	64,588,173
Short-term investments
Investment companies	23,269,986	0	0	23,269,986
Total assets	$23,270,531	$742,198,422	$16,335,538	$781,804,491

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Loans	Preferred stocks	Total
Balance as of April 30, 2019	$0	$4,946,625	$0	$4,946,625
Accrued discounts (premiums)	0	4,717	0	4,717
Realized gains (losses)	0	(1,444,451)	0	(1,444,451)
Change in unrealized gains (losses)	(2,445,120)	497,118	1,516,823	(431,179)
Purchases	5,806,579	3,954,000	5,397,563	15,158,142
Sales	0	(1,044,895)	0	(1,044,895)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	(853,421)	0	(853,421)
Balance as of January 31, 2020	$3,361,459	$6,059,693	$6,914,386	$16,335,538

Change in unrealized gains (losses) relating to securities still held at January 31, 2020	$(2,445,120)	$46,712	$1,516,823	$(881,585)

The loans in the Level 3 table were valued using indicative broker quotes.  These indicative broker quotes are considered Level 3 inputs.  Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

The following table summarizes quantitative information about the Fund’s Level 3 inputs as of January 31, 2020:

Security types	Fair value at January 31, 2020 (in thousands)	Valuation technique	Significant unobservable input	Range
Common stocks	$3,361	Market approach	Probability of outcome	20% - 60%

Preferred stocks	6,914	Market approach	Probability of outcome	20% - 60%

Certain securities of the Fund’s Level 3 investments have been valued using inputs that have not been internally developed by the Fund, including third party investment analysis.